Debt Financing (Details) - Available-for-sale Securities [Member] - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
TEBS III Facility [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	$ 105,299,770	$ 105,356,928
TEBS III Facility [Member] | Rennaisance [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	11,450,959	11,491,928
TEBS III Facility [Member] | Vantage at Harlingen [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	24,575,000	24,575,000
TEBS III Facility [Member] | Vantage at Judson [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	26,540,000	26,540,000
TEBS II Facility [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	117,794,446		$ 118,342,000
TEBS II Facility [Member] | Arbors at Hickory Ridge [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	11,450,000		11,450,000
TEBS II Facility [Member] | Copper Gate [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	5,185,000		5,220,000
TEBS II Facility [Member] | The Palms at Premier Park [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	20,001,272		20,152,000
Series A [Member] | TEBS III Facility [Member] | Avistar at the Parkway [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	13,300,000	13,300,000
Series A [Member] | TEBS III Facility [Member] | Glenview Apts [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	4,670,000	4,670,000
Series A [Member] | TEBS III Facility [Member] | Heritage Square [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	11,185,000	11,185,000
Series A [Member] | TEBS III Facility [Member] | Montclair Apartments [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	2,530,000	2,530,000
Series A [Member] | TEBS III Facility [Member] | Santa Fe Apartments [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	3,065,000	3,065,000
Series A [Member] | TEBS III Facility [Member] | Silver Moon Lodge Apartments [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	7,983,811	$ 8,000,000
Series A [Member] | TEBS II Facility [Member] | Avistar at Chase Hill - [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	9,935,552		10,000,000
Series A [Member] | TEBS II Facility [Member] | Avistar at the Crest [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	9,637,485		9,700,000
Series A [Member] | TEBS II Facility [Member] | Avistar at the Oaks [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	7,777,936		7,800,000
Series A [Member] | TEBS II Facility [Member] | Avistar in 09 [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	6,715,948		6,735,000
Series A [Member] | TEBS II Facility [Member] | Avistar on the Boulevard [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	16,418,497		16,525,000
Series A [Member] | TEBS II Facility [Member] | Avistar on the Hills [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	5,373,756		5,389,000
Series A [Member] | TEBS II Facility [Member] | Greens Property [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	8,294,000		8,366,000
Series A [Member] | TEBS II Facility [Member] | Harden Ranch [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	6,960,000		6,960,000
Series A [Member] | TEBS II Facility [Member] | Tyler Park Townhomes
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	6,075,000		6,075,000
Series A [Member] | TEBS II Facility [Member] | Westside Village Market [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	$ 3,970,000		$ 3,970,000